Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Total Revenue	$ 33,678	$ 31,508	$ 65,510	$ 61,425
Asia
Segment Reporting Information [Line Items]
Total Revenue	21,314	27,043	43,731	50,268
Europe
Segment Reporting Information [Line Items]
Total Revenue	$ 12,364	$ 4,465	$ 21,779	$ 11,157